Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Virtu Financial, Inc.
Cash flows from operating activities
Net income (loss)		$ (8,811)
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred tax benefit		(4,744)
Changes in operating assets and liabilities:
Payable to affiliate		14,000
Net cash provided by operating activities		445
Cash flows from financing activities
Capital contribution	$ 100
Net increase in cash	100	445
Cash, beginning of period		100
Cash, end of period	$ 100	$ 545